Discontinued operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
5. Discontinued operations:

On July 29, 2025, the Company sold its Light-Duty segment to a wholly-owned investment vehicle of Heliaca Investments ("Purchaser"), a Netherlands based investment firm supported by Ramphastos Investments Management B.V. for consideration of $59,975 (€51,424). Purchase price adjustments may impact the final proceeds received from the Purchaser pending satisfaction of certain general representations and warranties provided by the Company that are customary in nature. There was no activity related to the discontinued operations in the three and six months ended June 30, 2026 nor were there purchase price adjustments affecting the loss on disposal recorded in the prior year.

Further, up to $3,790 (€3,250) in potential earnouts will be payable to the Company if certain conditions are achieved in accordance with the terms and conditions of the sale and purchase agreement.

Revenue and expenses of the discontinued operation were as follows:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025

Revenue	$76,372	$140,004
Cost of revenue	61,219	111,160
Gross profit	15,153	28,844
Operating expenses:
Research and development	2,979	5,738
General and administrative	3,756	7,481
Sales and marketing	2,854	5,169
Foreign exchange loss	1,862	2,609
Depreciation and amortization	646	1,279
	12,097	22,276
Income from discontinued operations	3,056	6,568

Income from investment accounted for by the equity method	387	472
Loss on disposal of operations	(30,183)	(30,183)
Impairment of long-lived assets	(664)	(664)
Interest on long-term debt	(391)	(875)
Interest and other income, net of bank charges	133	353
Loss from discontinued operations before income tax	(27,662)	(24,329)
Income tax expense	1,629	2,118
Net loss from discontinued operations	$(29,291)	$(26,447)